Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 2,050,151	$ 1,969,176
1 year or less
Borrowings
Undiscounted cash flow of principal and estimated interest	278,427	524,338
1 to 2 years
Borrowings
Undiscounted cash flow of principal and estimated interest	252,961	232,950
2 to 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	622,876	500,228
Over 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 895,887	$ 711,660